Accounts Receivable, Net (Details) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Net [Line Items]
Financial statements accounts receivable		38.30%
Amount collected		$ 0.7
Forecast [Member]
Accounts Receivable, Net [Line Items]
Amount collected	$ 1.2